Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue, net	$ 3,706,436	$ 1,634,669	$ 10,582,470	$ 5,127,018	$ 8,514,272	$ 15,224,454
Cost of revenue	2,959,264	1,108,758	8,208,368	3,869,758	6,961,305	10,675,601
Gross profit	747,172	525,911	2,374,102	1,257,260	1,552,967	4,548,853
Operating expenses:
Advertising and marketing expenses	224,393	89,695	569,580	333,669	430,012	675,703
Product development costs	98,623	84,433	322,807	304,229	390,229	521,044
Selling, general and administrative expenses	866,699	634,447	2,493,930	2,453,976	3,095,350	4,662,695
Total operating expenses	1,189,715	808,575	3,386,317	3,091,874	3,915,591	5,859,442
Operating loss	(442,543)	(282,664)	(1,012,215)	(1,834,614)	(2,362,624)	(1,310,589)
Other income (expense):
Other income (expense), net	35,934	13,621	79,452	29,018	621,340	(27,977)
Interest expense	(1,296)	(1,396)	(3,268)	(16,673)	(17,432)
Total other income (expense)	34,638	12,225	76,184	12,345	603,908	(27,977)
Loss before provision for income taxes	(407,905)	(270,439)	(936,031)	(1,822,269)	(1,758,716)	(1,338,566)
Income taxes
Net loss	(407,905)	(270,439)	(936,031)	(1,822,269)	$ (1,758,716)	$ (1,338,566)
Convertible Preferred Series B Stock Redemption Value Adjustment	(2,262,847)		(2,262,847)
Convertible Preferred Series B Stock Dividends	(1,447)		(1,447)
Net Loss Available to Common Shareholders	$ (2,672,199)	$ (270,439)	$ (3,200,325)	$ (1,822,269)
Loss per common share – basic and dilutive	$ (1.69)	$ (0.17)	$ (2.02)	$ (1.16)	$ (1.12)	$ (0.88)
Weighted average number of common shares outstanding, basic and dilutive	1,583,511	1,576,844	1,581,142	1,564,746	1,574,454	1,517,748